Note 16 - Income Taxes	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	Income taxes:

Income taxes, including both the current and deferred portions, vary from the amounts that would be computed by applying the aggregated statutory federal tax rates and provincial tax rates of 27% (2024 - 27%) to income before income taxes. Income taxes have been computed as follows:

(thousands of Canadian dollars)
	2025	2024

Income before income taxes	$41,493	$54,793
Income tax rate	27%	27%

Expected income tax provision	11,203	14,794

Tax rate differential on international operations	(50)	(426)
Change in unrecognized deferred income taxes	492	1,671
Effect of changes in tax rates	(403)	(89)
Other permanent differences	886	(174)
Adjustments for prior years	907	(731)

Income taxes	$13,035	$15,045

Income taxes is comprised of the following:

(thousands of Canadian dollars)
	2025	2024

Current income taxes	$13,263	$12,328
Deferred income taxes	(228)	2,717
Income taxes	$13,035	$15,045

The components of the recognized deferred income tax assets and liabilities and related changes, as recognized in net income, equity or accumulated comprehensive income, are as follows:

(thousands of Canadian dollars)
		Recognized	Recognized
	November 1,	in net	directly to	October 31,
	2024	income	equity	2025

Allowance for credit losses	$631	$1,208	$-	$1,839
Loss carry forwards	1,559	288	705	2,552
Share issue and financing costs	17	(896)	2,248	1,369
Deferred loan fees	699	(199)	-	500
Property and equipment and right-of-use assets	558	49	-	607
Other	45	291	-	336
Total deferred tax assets	3,509	741	2,953	7,203

Intangibles assets	503	(127)	-	376
Deposit commissions	1,895	186	-	2,081
Property and equipment and right-of-use assets	48	277	-	325
Other	454	(39)	-	415
Total deferred tax liabilities	2,900	297	-	3,197
Net deferred income tax assets	$609	$444	$2,953	$4,006

(thousands of Canadian dollars)
		Recognized	Recognized
	November 1,	in net	directly to	October 31,
	2023	income	equity	2024

Allowance for credit losses	$666	$(35)	$-	$631
Loss carry forwards	1,625	(66)	-	1,559
Share issue and financing costs	446	(429)	-	17
Deferred loan fees	818	(119)	-	699
Property and equipment and right-of-use assets	580	(22)	-	558
Other	1,790	(1,745)	-	45
Total deferred tax assets	5,925	(2,416)	-	3,509

Intangibles assets	598	(95)	-	503
Deposit commissions	1,823	72	-	1,895
Property and equipment and right-of-use assets	133	(85)	-	48
Other	44	410	-	454
Total deferred tax liabilities	2,598	302	-	2,900
Net deferred income tax assets	$3,327	$(2,718)	$-	$609

The net deferred taxes are comprised of:

(thousands of Canadian dollars)
	2025	2024

Deferred tax assets	$4,039	$750
Deferred tax liabilities	(33)	(141)
Net deferred income tax assets	$4,006	$609

A deferred tax asset in the amount of $0.9 million (2024 - $0.3 million) has been recognized in the financial statements, which utilization is dependent on future taxable earnings in the tax jurisdiction to which it relates. The Bank has forecasted earnings in this tax jurisdiction which will allow for the use of these deferred tax assets.

The Bank was subject to Part VI.1 tax which is a 40% tax on dividends paid on taxable preferred shares under the Income Tax Act (Canada) prior to the redemption of these shares on October 31, 2024. The Part VI.1 tax associated with these dividends paid was $196,000 in fiscal 2024 and the related tax recovery was recorded through equity.

At October 31, 2025, the Bank had US income tax losses which can be carried forward to reduce taxable income in future years in the amount of $1.9 million (2024 - $1.0 million). These loss carry forwards of the Bank have no expiry date. The deferred tax asset of $573,000 (2024 - $293,000) relating to the US income tax losses has been recognized in these statements as it is probable the Bank will have earnings which will allow for the use of these losses.

In addition, the Bank has approximately $14.8 million (2024 - $9.5 million) of capital loss carry forwards which may be applied against future capital gains and for which the deferred tax asset of $2.0 million (2024 - $1.3 million) has been recognized.

A deferred tax liability on taxable temporary differences of approximately $12.6 million (2024 - $6.6 million) relating to the Bank’s investment in its subsidiaries was not recognized as the Bank is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.